Financial Instruments And Risks - Summary of Changes of ECL Impairment Provision On Loans To Customers And Financing Guarantee Liabilities Related To ECL Assuming The Financial Assets (Detail) - CNY (¥)
¥ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Difference-amount	¥ (196,337)	¥ (68,684)
Difference-ratio	(13.00%)	(5.00%)
Assumption Of Reclassification Of Financial Instruments From Stage Two To Stage One [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Total ECL and financing guarantee liabilities	¥ 1,541,542	¥ 1,425,379
Recognised In The Balance Sheet [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Total ECL and financing guarantee liabilities	¥ 1,737,879	¥ 1,494,063